Organization and Nature of Operations (Details) - Schedule of operating subsidiaries	12 Months Ended
Mar. 31, 2022
Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 1, 2018
Place of Incorporation	PRC
Registered Capital	US$ 36,100,000
Principal Activities	Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	November 19, 2004
Place of Incorporation	PRC
Registered Capital	RMB 100,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Fujian Happiness
Principal Activities	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.[Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 19, 1998
Place of Incorporation	PRC
Registered Capital	RMB 2,000,000
% of Ownership	100% by Fujian Happiness
Principal Activities	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 10, 2012
Place of Incorporation	PRC
Registered Capital	RMB 51,110,000
% of Ownership	70% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	October 13, 2017
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 16, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	100% by Nanping Happiness
Principal Activities	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 10, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Hangzhou C'est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 26, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	March 1, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Hangzhou C’est la vie
Principal Activities	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Lever
Principal Activities	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd Two [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Fujian Lever
Principal Activities	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 21, 2017
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	70% by Hangzhou C’est la vie
Principal Activities	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd.(“Putian Luochen”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 8, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Hangzhou C’est la vie
Principal Activities	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 9, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Putian Luochen
Principal Activities	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 8, 2021
Place of Incorporation	PRC
Registered Capital	RMB 100,000
% of Ownership	100% by Putian Luochen
Principal Activities	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	November 30, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Hangzhou C’est la vie
Principal Activities	Online sales
Shunchang Qida Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online sales
Fujian Daji Media Co., Ltd. (“Daji”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	February 1, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Live streaming service
Happy Buy (Nanping) Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 5,000,000
% of Ownership	100% by Happy Buy Automobile
Principal Activities	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 29, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. ("Shunchang Haiwushuo") [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	September 2, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service, online sales
Shunchang Salt Sweet Network Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 9, 2021
Place of Incorporation	PRC
Registered Capital	RMB 500,000
% of Ownership	100% by Shunchang Haiwushuo
Principal Activities	Online Sales
Haiwushuo (Hangzhou) Media Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	October 29, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Shunchang Haiwushuo
Principal Activities	Advertising service, online sales
Shunchang County Partners Supply Chain Management Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 11, 2021
Place of Incorporation	PRC
Registered Capital	RMB 2,000,000
% of Ownership	51% by Hangzhou C’est la vie
Principal Activities	Online Sales, Advertising
Shunchang Youxi e-commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 18, 2021
Place of Incorporation	PRC
Registered Capital	RMB 200,000
% of Ownership	100% by Fujian Seravi
Principal Activities	Online Sales
Haiwushuo (Fujian) Food Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	March 9, 2022
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Nanping Happiness
Principal Activities	Advertising service, online sales
Happy Unicorn (Hangzhou) Network Technology Co., Ltd. ("Happy Unicorn") [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 1, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	51% by Happy Buy
Principal Activities	Advertising service, online sales, automobile sales, Internet technology service
Ganzhou Youjia New Energy Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 10, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales
Happy car source (Ningbo) Automobile Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 14, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. ("Hangzhou Taochejun") [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Technology service, automobile sales
Zhejiang Yiche Chuxing Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 26, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Hangzhou Taochejun
Principal Activities	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	October 27, 2020
Place of Incorporation	PRC
Registered Capital	RMB 50,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 13, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales.
Taochejun (Xi'an) Car Rental Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	August 20, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales, online sales, car rental service
Taochejun (Fuzhou) Automotive Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 27, 2019
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	60% by Fujian Taochejun
Principal Activities	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 15, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 28, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 4, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	70% by Fujian Taochejun
Principal Activities	Automobile sales, online sales
Hangzhou Happiness Youche Automobile Partnership (Limited partnership) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 29, 2021
Place of Incorporation	PRC
Registered Capital	RMB 3,000,000
% of Ownership	60% by Nanping Happiness
Principal Activities	automobile parts sales
Shunchang Bangren Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 1,000,000	[1]
% of Ownership	100% by Fujian Lever	[1]
Principal Activities	Online sales	[1]
Shunchang Shenzhou Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 1,000,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Tongyuan Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Guangxiang Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Lishijin Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Wangfu Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 100,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Yibo Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 1, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 100,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Runhao Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang fanyanfull Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	May 8, 2021	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Fanquguan Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 23, 2021	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Youqiangdiao Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 16, 2021	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Shunchang Shangyoupin Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 15, 2021	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 200,000	[1]
% of Ownership	100% by Fujian Seravi	[1]
Principal Activities	Online sales	[1]
Fuzhou baodeng Trading Co., Ltd (“Fuzhou Baodeng”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 1, 2021	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 4,000,000	[2]
% of Ownership	51% by Happy Unicorn	[2]
Principal Activities	Online sales	[2]
Fuzhou Dachen e-commerce Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 1, 2021	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 1,000,000	[2]
% of Ownership	100% by Fujian Baodeng	[2]
Principal Activities	Online sales	[2]
Fuzhou Nanen Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 1, 2021	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 1,000,000	[2]
% of Ownership	100% by Fujian Baodeng	[2]
Principal Activities	Online sales	[2]
Fuzhou Dechen Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 1, 2021	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 1,000,000	[2]
% of Ownership	100% by Fujian Baodeng	[2]
Principal Activities	Online sales	[2]
Fuzhou lehuang Trading Co., Ltd [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 11, 2021	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 1,000,000	[2]
% of Ownership	100% by Fujian Baodeng	[2]
Principal Activities	Online sales	[2]
Happy Doddo (Fujian) Network Technology Co. , Ltd. (“Happy Doddo”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	June 28, 2021	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 10,000,000	[3]
% of Ownership	51% by Happy Unicorn	[3]
Principal Activities	Online sales	[3]
Shunchang Shenghui Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 200,000	[3]
% of Ownership	100% by Happy Doddo	[3]
Principal Activities	Online sales	[3]
Shunchang Wansheng Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 30,000	[3]
% of Ownership	100% by Happy Doddo	[3]
Principal Activities	Online sales	[3]
Shunchang Jiefei Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 30,000	[3]
% of Ownership	100% by Happy Doddo	[3]
Principal Activities	Online sales	[3]
Shunchang Zhibo Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 1,000,000	[3]
% of Ownership	100% by Happy Doddo	[3]
Principal Activities	Online sales	[3]
Shunchang Herui Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 1, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 100,000	[3]
% of Ownership	100% by Happy Doddo	[3]
Principal Activities	Online sales	[3]
Shunchang Xiaocongcong Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020	[4]
Place of Incorporation	PRC	[4]
Registered Capital	RMB 1,000,000	[4]
% of Ownership	100% by Fujian Baodeng	[4]
Principal Activities	Online sales	[4]
Shunchang Xianghong Electronic Commerce Co., Ltd.[Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 2, 2020	[5]
Place of Incorporation	PRC	[5]
Registered Capital	RMB 200,000	[5]
% of Ownership	100% by Happy Optimal	[5]
Principal Activities	Online sales	[5]
Shunchang Happy Cat Electronic Commerce Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	December 3, 2020	[6]
Place of Incorporation	PRC	[6]
Registered Capital	RMB 200,000	[6]
% of Ownership	100% by Happy Optimal	[6]
Principal Activities	Online sales	[6]
Shunchang Subobo E-commerce Co. , Ltd. [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	July 9, 2021	[6]
Place of Incorporation	PRC	[6]
Registered Capital	RMB 500,000	[6]
% of Ownership	100% by Happy Optimal	[6]
Principal Activities	Online sales	[6]
Happy Feiyue (Fujian) Network Technology Co., Ltd. (“Happy Feiyue”) [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	March 19, 2021	[7]
Place of Incorporation	PRC	[7]
Registered Capital	RMB 10,000,000	[7]
% of Ownership	51% by Happy Unicorn	[7]
Principal Activities	Online sales	[7]
HAPPINESS (HK) TECHNOLOGY LIMITED [Member]
Variable Interest Entity [Line Items]
Data of Incorporation	April 8, 2021	[7]
Place of Incorporation	PRC	[7]
Registered Capital	HK$ 10,000	[7]
% of Ownership	100% by Happy Feiyue	[7]
Principal Activities	Online sales	[7]

[1]	During the year ended March 31, 2022, the Company closed 12 subsidiaries to optimize the Company’s structure on online store business.
[2]	Fuzhou Baodeng and its subsidiaries were focus on the online store operation. In March 2022, the Company disposed Fuzhou Baodeng and its subsidiaries to a third party.
[3]	Happy Doddo and its subsidiaries were focus on the online store operation. In February 2022, the Company disposed Happy Doddo and its subsidiaries to a third party.
[4]	Shunchang Xiaocongcong Electronic Commerce Co., Ltd. was a company with no operation. The Company closed it in October 2021.
[5]	Shunchang Xianghong Electronic Commerce Co., Ltd. was closed in October 2021 due to the business optimization.
[6]	Shunchang Happy Cat Electronic Commerce Co., Ltd. and Shunchang Subobo E-commerce Co., Ltd. were disposed in November 2021 due to the business optimization.
[7]	Happy Feiyue and its subsidiary were focus on the online store operation. In January 2022, the Company disposed Happy Feiyue and its subsidiary to a third party.